Long-Term Investments - Summary of Long-Term Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2021 CNY (¥)
Long Term Investments [Line Items]
Balances at January 1	¥ 2,741		¥ 4,734	¥ 2,674
Additions				2,089	¥ 9,900
Share of results of equity method investee			(15)	(29)
Disposal			(1,846)
Impairment	(784)
Foreign currency translation adjustment	(45)		(132)
Balances at December 31	11,812	$ 1,854	2,741	4,734
Equity securities without readily determinable fair value
Long Term Investments [Line Items]
Balances at January 1	2,741		3,873	1,784
Additions				2,089
Disposal			(1,000)
Impairment	(784)
Foreign currency translation adjustment	(45)		(132)
Balances at December 31	¥ 11,812		2,741	3,873
Equity Method
Long Term Investments [Line Items]
Balances at January 1			861	890
Share of results of equity method investee			(15)	(29)
Disposal			¥ (846)
Balances at December 31				¥ 861